Amounts due from related companies	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Amounts Due From Related Companies
Amounts due from related companies

Note 6 — Amounts due from related companies

Amounts due from related companies were unsecured, non-interest bearing and repayable on demand and consisted of the following:

	As of March 31,
Amounts due from:	2022	2021

Dunhua Acer Truncatum Seedling Planting Co. Ltd.	$169,212	$150,769
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	77,506	37,433
Ai Rui Tai Ke Fertilizer Co. Ltd.	53,791	—
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	23,828	—
	$324,337	$188,202

Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, has significant influence on these companies as mentioned above and/or is one of the directors of these companies. Therefore, the Company considers these companies are related companies.

Note 5 — Due from related companies The amount due from related companies was unsecured, non-interest bearing and repayable on demand.